Secured Borrowings (Details 6)	Dec. 31, 2012	Dec. 31, 2011
Variable rate loans:
Facility weighted average interest rate	5.18%	4.91%
Senior tranches [Member]
Fixed rate loans:
Fixed rate loans	5.88%	5.58%
Variable rate loans:
Variable rate loans	1.64%	2.13%
Junior tranches [Member]
Fixed rate loans:
Fixed rate loans	7.39%	7.29%
Variable rate loans:
Variable rate loans	2.91%	3.78%